Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and trade accruals	$ 38,960	$ 34,146
Accrued compensation and benefits	31,786	25,538
Accrued payroll taxes on share-based compensation	2,929	2,892
Sales tax payable	3,225	4,655
Provisions and other	3,692	5,844
Total accounts payable and accrued liabilities	$ 80,592	$ 73,075